Acquisitions - Rite Aid Merger (Details)	Feb. 18, 2018 USD ($) $ / shares	Feb. 24, 2018 USD ($)
Bridge loan
Business Acquisition [Line Items]
Maximum borrowing capacity	$ 500,000,000
Best-Efforts ABL Facility | Revolving credit facility | Line of credit
Business Acquisition [Line Items]
Amount of current commitments	4,700,000,000
Maximum borrowing capacity	5,000,000,000
Asset-Based Loan Facility | Line of credit
Business Acquisition [Line Items]
Maximum borrowing capacity		$ 4,000,000,000
Asset-Based Loan Facility | Revolving credit facility | Line of credit
Business Acquisition [Line Items]
Additional borrowing capacity	1,000,000,000
New Asset- Based Loan Facility | Revolving credit facility | Line of credit
Business Acquisition [Line Items]
Maximum borrowing capacity	$ 1,500,000,000
Rite Aid
Business Acquisition [Line Items]
Conversion ratio in a merger	0.1000
Cash payment to Rite Aid common stockholder (in dollars per share) | $ / shares	$ 0.1832
Conversion ratio for common stockholders without cash payment	0.0079